UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)(Zip code)

Emile Molineaux

             Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

7/31

Date of reporting period:  10/31/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

GMG Defensive Beta Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
October 31, 2011 (Unaudited)
Shares		Value
	COMMON STOCK - 63.6%
	AEROSPACE/DEFENSE - 3.1%
4,800	Boeing Co. (The)	$ 315,792
3,850	United Technologies Corp.	300,223
		616,015
	BANKS - 1.7%
1,500	Goldman Sachs Group, Inc. (The)	164,325
5,000	JPMorgan Chase & Co.	173,800
		338,125
	BEVERAGES - 2.7%
5,500	Molson Coors Brewing Co.	232,870
4,975	PepsiCo, Inc.	313,176
		546,046
	CHEMICALS - 1.6%
4,400	Monsanto Co.	320,100

	COMMERCIAL SERVICES - 1.9%
4,000	Visa Inc. - Cl. A	373,040

	COMPUTERS - 7.4%
1,200	Apple, Inc. *	485,736
14,600	EMC Corp/Massachusetts *	357,846
3,430	International Business Machines Corp.	633,281
		1,476,863
	COSMETICS/PERSONAL CARE - 1.4%
4,500	Procter & Gamble Co. (The)	287,955

	FOREST PRODUCTS & PAPER - 1.7%
12,000	International Paper Co.	332,400

	HOUSEHOLD PRODUCTS/WARES - 1.7%
5,950	Tupperware Brands Corp.	336,413

	INTERNET - 3.4%
1,300	Amazon.com, Inc. *	277,563
685	Google, Inc. - Cl. A *	405,958
		683,521
	IRON/STEEL - 1.6%
4,800	Cliffs Natural Resources, Inc.	327,456

	MACHINERY-CONSTRUCTION & MINING - 2.2%
4,630	Caterpillar, Inc.	437,350

	MACHINERY-DIVERSIFIED - 1.8%
4,650	Deere & Co.	352,935

	OIL & GAS - 3.9%
3,625	Apache Corp.	361,159
5,400	Exxon Mobil Corp.	421,686
		782,845
	PHARMACEUTICALS - 7.5%
8,000	Abbott Laboratories	430,960
9,400	Express Scripts Inc. *	429,862
8,300	Merck & Com, Inc.	286,350
6,400	Novartis AG	361,408
		1,508,580
	RETAIL - 6.8%
7,750	CVS Caremark Corp.	281,325
5,400	Dollar Tree, Inc. *	431,784
3,750	McDonald's Corp.	348,188
5,500	Yum! Brands, Inc.	294,635
		1,355,932
	SOFTWARE - 4.2%
9,000	Adobe Systems, Inc. *	264,690
3,450	Citrix Systems, Inc. *	251,263
3,400	VMware Inc. - Cl. A *	332,350
		848,303
	TELECOMMUNICATIONS - 6.9%
11,100	AT&T, Inc.	325,341
21,200	Cisco Systems, Inc.	392,836
8,500	Crown Castle International Corp. *	351,560
8,500	Verizon Communications, Inc.	314,330
		1,384,067
	TRANSPORTATION - 2.1%
18,800	CSX Corp.	417,548

	TOTAL COMMON STOCK (Cost $11,459,193)	12,725,494

	EXCHANGE TRADED FUNDS AND NOTES - 24.6%
	COMMODITY - 13.5%
60,000	ETFS Corn * ++	118,320
3,000	ETFS Palladium Trust * ++	192,405
1,600	ETFS Platinum Trust * ++	253,488
65,500	ETFS Wheat * ++	110,957
3,700	iPath Dow Jones-UBS Agriculture Subindex Total Return ETN * ++	202,242
1,600	iPath Dow Jones-UBS Coffee Subindex Total Return ETN * ++	92,160
8,000	iPath Dow Jones-UBS Livestock Subindex Total Return ETN * ++	242,880
6,000	iShares Silver Trust * ++	200,640
14,500	PowerShares DB Agriculture Fund * ++	440,945
10,000	PowerShares DB Base Metals Fund * ++	201,000
16,200	PowerShares DB Energy Fund * ++	453,114
4,175	United States Gasoline Fund LP * ++	198,855
		2,707,006
	DEBT - 1.2%
2,250	iShares Barclays 1-3 Year Credit Bond Fund	235,597

	EQUITY - 9.9%
3,000	iPath MSCI India Index ETN *	178,950
3,500	iShares MSCI Brazil Small Cap Index Fund	86,905
4,500	iShares MSCI EAFE Index Fund	235,665
3,500	iShares Russell 2000 Index Fund	258,895
7,000	Market Vectors Coal ETF ++	265,650
6,000	Market Vectors Russia ETF	182,760
4,500	SPDR S&P 500 ETF Trust ++	564,525
4,800	WisdomTree Emerging Markets SmallCap Dividend Fund	208,128
		1,981,478

	TOTAL EXCHANGE TRADED FUNDS AND NOTES (Cost $4,930,677)	4,924,081
Contracts ***
	PURCHASED OPTIONS - 0.1%
500	Citigroup, Inc. Call *
	Expiration January 2012, Exercise Price $5.00	500
40	Deere & Co. Put *
	Expiration November 2011, Exercise Price $65.00	960
40	Monsanto Co. Put *
	Expiration November 2011, Exercise Price $60.00	1,000
100	SPDR S&P 500 ETF Trust Put *
	Expiration November 2011, Exercise Price $110.00	3,700
	TOTAL PURCHASED OPTIONS (Cost $141,554)	6,160
Shares
	SHORT-TERM INVESTMENTS - 10.1%
2,017,337	HighMark Diversified Money Market Fund to yield 0.01% **(Cost $2,017,337)	2,017,337

	TOTAL INVESTMENTS - 98.4% (Cost $18,548,761) (a)	$ 19,673,072
	OTHER ASSETS AND LIABILITIES - 1.6%	313,199
	TOTAL NET ASSETS - 100.0%	$ 19,986,271

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substantially the same  and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 1,770,338
	Unrealized Depreciation:	(646,027)
	Net Unrealized Appreciation:	$ 1,124,311

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on October 31, 2011.
*** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.
++ All or a portion of this investment is a holding of the GMG Fund Limited

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 12,725,494	$ -	$ -	$ 12,725,494
Exchange Traded Funds and Notes	4,924,081	-	-	4,924,081
Purchased Options	6,160	-	-	6,160
Short-Term Investments	2,017,337	-	-	2,017,337
Total	$ 19,673,072	$ -	$ -	$ 19,673,072

There were no significant transfers in to or out of Level 1 and 2 during the current period presented.   It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – GMG Defensive Beta Fund ("GMG") with GMG Fund Limited ("GMG-CFC") – The Consolidated Portfolio of Investments includes the accounts of GMG-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

GMG may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the GMG's investment objectives and policies.

GMG-CFC utilizes commodity based Exchange Traded Funds, Exchange Traded Notes and derivative products to facilitate GMG's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based products, GMG may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the GMGF Prospectus.

A summary of GMG's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at October 31, 2011	% of Fund Net Assets at October 31, 2011
GMG-CFC	1/7/10	$3,870,471	19.37%

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/29/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/29/2011

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/29/2011